Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	21,484	6	668	20,810			21,484
Shares from exercise of options and related tax effects		4,359	519,565
Compensation expense related to stock options	12,949			12,949			12,949
Dividends paid	271,733				271,733		271,733	0
Purchase (sale) of noncontrolling interests	89,917			(2,027)			(2,027)	91,944
Cash contributions from noncontrolling interests	38,417							38,417
Changes in fair value of noncontrolling interests	(40,173)			(40,173)			(40,173)
Comprehensive income (loss)
Net Income	691,549				659,835		659,835	31,714
Other comprehensive income (loss) - net	(54,414)					(54,675)	(54,675)	261
Total comprehensive income	637,135						605,160	31,975
Shareholders equity at Jun. 30, 2012	$ 8,472,179	$ 4,458	$ 372,317	$ 3,354,192	$ 5,036,687	$ (540,442)	$ 8,227,212	$ 244,967
Shares issued at Jun. 30, 2012		3,970,050	300,684,487